AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 2020

NO. 811-22704

NO. 333-180879

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No. 138	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 136 relates to the Cambria Managed Futures Strategy ETF, Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Long Short ETF, Cambria Global Income and Currency Strategies ETF, and Cambria Covered Call Strategy ETF (collectively, the “Funds”), separate series of Cambria ETF Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 136 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 18th day of September, 2020.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric Kleinschmidt	Principal Financial Officer	September 18, 2020
Eric Kleinschmidt*	(Principal Accounting Officer)

/s/ Mebane Faber	President and Trustee	September 18, 2020
Mebane Faber

/s/ Michael Venuto	Trustee	September 18, 2020
Michael Venuto*

/s/ Dennis G. Schmal	Trustee	September 18, 2020
Dennis G. Schmal*

*/s/ Mebane Faber
Mebane Faber Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase